Accrued liabilities and provisions	6 Months Ended
Jun. 30, 2026
Accrued liabilities and provisions
Accrued liabilities and provisions
22.	Accrued liabilities and provisions

The movement of provisions and contingencies for the period ending June 30, 2026, was as follows:

	Abandonment		Environmental
	and dismantling		contingencies
	costs	Litigations	and others	Total
Balance as of December 31, 2025	13,314	541	2,593	16,448
Abandonment cost update	98	—	—	98
Additions (1)	—	4	151	155
Uses (2)	(273)	(66)	(203)	(542)
Financial cost and interest (2)	344	31	31	406
Foreign currency translation	(86)	(17)	(20)	(123)
Transfers	—	2	54	56
Balance as of June 30, 2026 (Unaudited)	13,397	495	2,606	16,498
Current	716	65	503	1,284
Non-current	12,681	430	2,103	15,214
	13,397	495	2,606	16,498
(1)	It mainly includes the recognition of provisions related to environmental compensation at Ecopetrol S.A., among others.
(2)	This represents the financial cost associated with the discounting of the liability and its respective use.

22.1.Contingencies

22.1.1Progress in the customs correction process initiated by the DIAN related to VAT on fuel imports

The National Tax and Customs Directorate (DIAN by its acronym in Spanish) issued Ruling No. 100202208-2305 on December 19, 2024 (and reaffirmed in July 2025) stating, according to its interpretation, that the importation of gasoline and diesel fuel is subject to Value-Added Tax (VAT) at the general rate of 19%. According to DIAN’s interpretation, the tax base is the customs value of the products.

Ecopetrol S.A. and Refinería de Cartagena S.A.S. disagree with this interpretation by the DIAN. The tax authority considers that the importation of gasoline and diesel during the 2022–2024 period should have been subject to Value Added Tax (VAT) at the general rate of 19%. However, Refinería de Cartagena and Ecopetrol, maintain that their tax returns were prepared in accordance with current tax and customs legislation. In line with its interpretation and applying the doctrine, the tax authority has issued six official assessments, along with their confirmatory resolutions, totaling COP $1.3 trillion in VAT and penalties. Similarly, DIAN issued two official assessments and their confirmatory resolutions to the Company, totaling COP $6.5 trillion in VAT and penalties for the periods between 2022 and 2024. Interest on these amounts has been estimated to date at approximately COP $5.6 trillion for both companies as of June 30, 2026. These amounts could increase significantly over time or if additional assessments are issued by DIAN. At this stage, the administrative proceedings have been exhausted in all cases brought against Refinería de Cartagena and Ecopetrol. To date, Ecopetrol and Refinería de Cartagena have filed two and six actions, respectively, before the Administrative Courts of Cundinamarca and Bolívar seeking annulment and restoration of rights (acción de nulidad y restablecimiento del derecho) against DIAN in connection with the VAT claims arising from fuel imports. These proceedings have advanced through the corresponding procedural stages, and four of them have already been formally admitted by the competent courts.

As part of their due diligence efforts and the protection of their legitimate interests, Refinería de Cartagena and the Company timely responded to DIAN’s actions, challenging both the administrative acts issued and DIAN’s statutory interpretation. They have also developed and presented the corresponding legal arguments in the annulment and restoration of rights actions.

According to DIAN’s interpretation, once the administrative stage has been exhausted, DIAN may continue the collection process pursuant to the procedural provisions of the customs regime and the Colombian Tax Code, including enforcement and compulsory collection proceedings, notwithstanding the fact that Refinería de Cartagena and the Company are exercising the applicable administrative and judicial remedies available under the same legal framework. Although Refinería de Cartagena and the Company have exercised such remedies, any compulsory collection action could have a material adverse effect on the operations, liquidity, and financial position of both entities, depending on the amount involved and the duration of the collection process. Likewise, based on the opinions issued by our external advisors, who consider the probability of success to be greater than 50%, Ecopetrol S.A. believes there are grounds for not establishing any accounting provision.

Given that DIAN has decided to apply its regulatory interpretation, since January 2025 the Company and Refinería de Cartagena have been making VAT payments on the importation of gasoline and diesel fuel (ACPM), in compliance with the DIAN’s interpretation of the 19% rate. These VAT payments do not affect the Company and Refinería de Cartagena right to pursue legal action before the appropriate authorities, as previously mentioned.

The value of the VAT payments related to the importation of gasoline and diesel fuel for 2025 amounted to COP $4.2 trillion, according to Ecopetrol Group, of which approximately COP $3.9 trillion would be recovered through the VAT credit and refund process. For the second quarter of 2026, payments amounted to COP $1.2 trillion.

The Company and the Refinería de Cartagena reiterate their commitment to fully comply with their customs and tax obligations and will respect the decisions made by the relevant authorities regarding this dispute.

22.1.2Administrative Investigation by the Colombian Superintendence of Industry and Commerce (SIC)

On June 19, 2026, the Colombian Superintendence of Industry and Commerce (SIC by its acronym in Spanish) notified Ecopetrol S.A., Cenit Transporte y Logística de Hidrocarburos S.A.S., and Oleoducto Central S.A. (“Ocensa”) of the Statement of Objections (reasons report) issued in connection with an administrative investigation concerning alleged anti-competitive practices in helicopter transportation services procurement processes conducted between 2011 and 2023. The report includes a recommendation to impose sanctions on investigated companies.

On July 22, 2026, Companies submitted their respective responses to the Statement of Objections. As of the date of issuance of these financial statements, the Superintendence of Industry and Commerce has not issued a final decision regarding the administrative proceeding.

22.1.3Refinería de Cartagena S.A.S procedings

Below are the most recent changes related to contingencies associated with the processes of Refinería de Cartagena S.A.S.

Investigations of control entities

Prosecutor’s Office (Fiscalía General de la Nación - FGN)

Proceeding 1 – 110016000101201600023 - MOA - PIP and EPC

This process is being carried out against some ex- members of the Board of Directors and ex-employees of Refinería de Cartagena S.A.S, workers of the Chicago Bridge and Iron Company (CB&I) and the Statutory Auditor of Refinería de Cartagena S.A.S between 2013 and 2015, for crimes of undue interest in the execution of contracts, embezzlement by appropriation in favor of third parties, illicit enrichment of individuals in favor of third parties and ideological falsehood in a public document.

The pretrial hearing concluded on February 2, 2024. The oral trial hearings subsequently proceeded, and the evidentiary phase was completed as of December 31, 2025. In April 2026, the parties concluded the submission of closing arguments, and a hearing for the announcement of the court’s decision and the reading of the judgment was scheduled for the second half of 2026.

As of June 30, 2026, there were no significant changes to the process.

Proceeding 2 - 110016000101201800132 Business line

This process is being carried out against ex-members of the Board of Directors and an ex-president of Refinería de Cartagena S.A.S, for the crimes of aggravated unfair administration, and obtaining a false public document.

The trial began on October 28, 2024, and hearings have been taking place since then.

As of June 30, 2026, there were no significant changes to the process.

Proceeding 3 – 110016000101201800134 – Subscription of contract PMC - Foster Wheeler

This case is being brought against two former employees of the Refinería de Cartagena S.A.S., who formerly served as president and acting president, for the crime of entering a contract without complying with legal requirements.

Following convictions in the first and second instances, an extraordinary appeal is currently pending before the Supreme Court of Justice.

On March 5, 2025, the Criminal Cassation Chamber of the Supreme Court of Justice declared the criminal action regarding the death of Orlando José Cabrales Martínez extinguished and, consequently, dismissed the proceedings against him for the crime of entering a contract without complying with legal requirements.

The case was returned to the court for the issuance of the corresponding decision regarding the appeal filed on behalf of Felipe Castilla Canales.

As of June 30, 2026, there were no significant changes in the process.

Proceeding 4 - 110016000000201702546 – Principle of opportunity

This proceeding has been initiated against a former employee of Refinería de Cartagena S.A.S. on charges related to crimes against the public administration and improper influence in the execution of contracts.

On November 21, 2025, Resolution No. 00561 established a one-year term for the extension of the suspension of criminal proceedings, effective from the date on which the supervisory judge formalizes the application of the principle of opportunity.

As of June 30, 2026, there were no significant changes in the process.